INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of definite-lived intangible assets, net
Intangible assets consisted of:

	December 31, 2021			December 31, 2020
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Trade names	$6,073	$(1,913)	$4,160	$10,372	$(2,099)	$8,273
Foreign currency translation adjustment	252	16	268	295	(34)	$261

	$6,325	$(1,897)	$4,428	$10,667	$(2,133)	$8,534

Schedule of definite-lived intangible assets, amortization expense	For the definite-lived intangible assets recorded as of December 31, 2021, estimated amortization expense for the next five years is as follows:

2022	$632
2023	632
2024	632
2025	632
2026	632